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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)   (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 5/31
Date of reporting period: 2/28/11
*Fund included is Invesco Global Advantage Fund.

Item 1. Schedule of Investments.

Invesco Global Advantage Fund
Quarterly Schedule of Portfolio Holdings
February 28, 2011

invesco.com/us	MS-GADV-QTR-1 02/11	Invesco Advisers, Inc.

Schedule of Investments
February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.48%
Australia—5.31%
BHP Billiton Ltd.	64,849	$3,063,778
Cochlear Ltd.	16,470	1,301,720
QBE Insurance Group Ltd.	56,031	1,039,876
WorleyParsons Ltd.	57,761	1,785,528

		7,190,902

Belgium—1.46%
Anheuser-Busch InBev N.V.	35,372	1,976,734
Brazil—1.26%
Banco Bradesco S.A. -ADR	87,164	1,706,671
Canada—1.86%
Suncor Energy, Inc.	34,726	1,632,020
Talisman Energy Inc.	35,443	879,554

		2,511,574

China—1.04%
Industrial & Commercial Bank of China Ltd. -Class H -Rts., expiring 12/16/10 (a)	1,826,000	1,406,517
Denmark—1.65%
Novo Nordisk A/S -Class B	17,727	2,232,690
France—5.29%
BNP Paribas	21,278	1,661,343
Cap Gemini S.A.	21,214	1,239,479
Cie Generale des Etablissements Michelin -Class B	8,562	697,096
Danone S.A.	24,896	1,560,767
Lafarge S.A.	10,835	657,059
Total S.A.	21,842	1,340,128

		7,155,872

Germany—5.69%
Adidas AG	23,571	1,512,504
Bayer AG	16,154	1,252,355
Bayerische Motoren Werke AG	20,725	1,681,086
Fresenius Medical Care AG & Co. KGaA	16,724	1,107,187
Puma AG Rudolf Dassler Sport	2,334	694,087
SAP AG	24,043	1,450,556

		7,697,775

Hong Kong—1.43%
Hutchison Whampoa Ltd.	78,000	923,464
Li & Fung Ltd.	166,040	1,013,642

		1,937,106

India—1.24%
Infosys Technologies Ltd. -ADR	25,120	1,675,504
Indonesia—0.63%
PT Perusahaan Gas Negara	2,104,500	851,076

Ireland—2.78%
Accenture PLC -Class A (b)	38,477	1,980,796
Cooper Industries PLC (b)	17,986	1,157,399
Ingersoll-Rand PLC (b)	13,769	623,736

		3,761,931

Israel—2.05%
Teva Pharmaceutical Industries Ltd. -ADR	55,519	2,781,502
Japan—6.74%
Canon, Inc. (b)	24,400	1,180,096
Fanuc Corp.	7,300	1,136,293
Keyence Corp.	5,400	1,472,851
Komatsu Ltd.	39,700	1,216,152
Nidec Corp.	29,000	2,702,100
Toyota Motor Corp.	30,200	1,410,232

		9,117,724

Mexico—1.98%
America Movil S.A.B. de C.V. -Series L -ADR	21,817	1,252,732
Grupo Televisa S.A.B. de C.V. -ADR(b)	60,161	1,421,003

		2,673,735

Netherlands—2.30%
Koninklijke Ahold N.V.	68,968	925,842
TNT N.V.	36,523	959,368
Unilever N.V.	40,651	1,225,992

		3,111,202

Philippines—0.74%
Philippine Long Distance Telephone Co.	20,330	1,007,405
Russia—1.18%
Gazprom -ADR	54,087	1,594,697
Singapore—0.66%
United Overseas Bank Ltd.	63,000	896,229
South Korea—2.01%
Hyundai Mobis	7,324	1,713,918
NHN Corp. (b)	5,968	1,003,540

		2,717,458

Sweden—1.98%
Swedbank AB -Class A	27,369	481,818
Telefonaktiebolaget LM Ericsson -Class B	90,688	1,165,361
Volvo AB -Class B	59,765	1,034,206

		2,681,385

See accompanying notes which are an integral part of this schedule.
Invesco Global Advantage Fund

	Shares	Value

Switzerland—6.32%
ABB Ltd. (b)	23,112	$566,323
Julius Baer Group Ltd.	23,404	1,049,162
Nestle S.A.	36,997	2,094,546
Novartis AG	27,197	1,527,364
Roche Holding AG	11,431	1,723,693
Syngenta AG	4,730	1,589,703

		8,550,791

Taiwan—1.76%
Hon Hai Precision Industry Co., Ltd.	295,000	1,086,374
Taiwan Semiconductor Manufacturing Co. Ltd.	544,000	1,300,527

		2,386,901

United Kingdom—14.43%
BG Group PLC	64,447	1,572,308
British American Tobacco PLC	24,618	985,296
Centrica PLC	256,849	1,421,787
Compass Group PLC	201,234	1,810,694
Imperial Tobacco Group PLC	79,495	2,554,403
Kingfisher PLC	300,834	1,244,142
Next PLC	40,115	1,290,299
Reckitt Benckiser Group PLC	7,763	400,050
Reed Elsevier PLC	133,145	1,189,374
Royal Dutch Shell PLC -Class B	38,809	1,387,027
Tesco PLC	235,278	1,547,371
Vodafone Group PLC	648,579	1,840,346
WPP PLC	166,687	2,293,796

		19,536,893

United States—24.69%
Amazon.com, Inc. (b)	9,052	1,568,621
Apple Inc. (b)	10,611	3,747,911
Broadcom Corp. -Class A	24,742	1,019,865
Cameron International Corp. (b)	27,806	1,644,169
Cardinal Health, Inc.	37,368	1,556,003
Carnival Corp. (c)	31,446	1,341,801
Chubb Corp. (The)	11,415	692,662
Comcast Corp. -Class A	62,862	1,619,325
Corning Inc.	30,896	712,462
Costco Wholesale Corp.	20,095	1,502,905
Delta Air Lines, Inc. (b)	97,288	1,093,517
DIRECTV -Class A (b)	29,393	1,351,196
Exxon Mobil Corp.	8,047	688,260
Gilead Sciences, Inc. (b)	27,619	1,076,589
Google Inc. -Class A (b)	2,850	1,748,190
Johnson Controls, Inc.	20,396	832,157
JPMorgan Chase & Co.	18,472	862,458
Medco Health Solutions, Inc. (b)	15,539	957,824
Microsoft Corp.	64,318	1,709,572
Mosaic Co. (The)	7,574	650,228
Occidental Petroleum Corp.	21,475	2,189,806
PepsiCo, Inc.	18,800	1,192,296
UnitedHealth Group Inc.	61,617	2,623,652
Visa Inc. -Class A	6,317	461,457
United States—(continued)
Wal-Mart Stores, Inc.	11,117	577,862

		33,420,788

Total Common Stocks & Other Equity Interests (Cost $103,356,749)		130,581,062

Money Market Funds—2.60%
Liquid Assets Portfolio — Institutional Class (d)	1,758,865	1,758,865
Premier Portfolio — Institutional Class (d)	1,758,865	1,758,865
Total Money Market Funds (Cost $3,517,730)		3,517,730

TOTAL INVESTMENTS—99.08% (Cost $106,874,479)		134,098,792

OTHER ASSETS LESS LIABILITIES—0.92%		1,244,092

NET ASSETS—100.00%		$135,342,884

Investment Abbreviations:

ADR	— American Depositary Receipt
Rts.	— Rights
Notes to Schedule of Investments:

(a)	Non-income producing security acquired as part of a unit with or in exchange for other securities or acquired through a corporate action.

(b)	Non-income producing security.

(c)	Each unit represents one common share and one trust share.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Advantage Fund

Notes to Quarterly Schedule of Portfolio Holdings
February 28, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Advantage Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Global Advantage Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles “GAAP” defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$7,190,902	$—	$7,190,902
Belgium	—	1,976,734	—	1,976,734
Brazil	1,706,671	—	—	1,706,671
Canada	2,511,574	—	—	2,511,574
China	—	1,406,517	—	1,406,517
Denmark	2,232,690	—	—	2,232,690
France	5,815,744	1,340,128	—	7,155,872
Germany	7,697,775	—	—	7,697,775
Hong Kong	—	1,937,106	—	1,937,106
India	1,675,504	—	—	1,675,504
Indonesia	—	851,076	—	851,076
Ireland	3,761,931	—	—	3,761,931
Israel	2,781,502	—	—	2,781,502
Japan	1,410,232	7,707,492	—	9,117,724
Mexico	2,673,735	—	—	2,673,735
Netherlands	3,111,202	—	—	3,111,202
Philippines	1,007,405	—	—	1,007,405
Russia	—	1,594,697	—	1,594,697
Singapore	—	896,229	—	896,229
South Korea	—	2,717,458	—	2,717,458
Sweden	1,516,024	1,165,361	—	2,681,385
Switzerland	4,867,401	3,683,390	—	8,550,791
Taiwan	—	2,386,901	—	2,386,901
United Kingdom	9,310,379	10,226,514	—	19,536,893
United States	36,938,518	—	—	36,938,518

	$89,018,287	$45,080,505	$—	$134,098,792

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Global Advantage Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended February 28, 2011 was $127,252,536 and $143,939,838, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,417,097

Aggregate unrealized (depreciation) of investment securities	(192,784)

Net unrealized appreciation of investment securities	$27,224,313

Cost of investments for tax purposes is $106,874,479.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Global Growth Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in May 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
          In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.
Invesco Global Advantage Fund

Item 2.	Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	April 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.